Subsequent Events (Details) - Restructuring plan [Member]	Dec. 31, 2022
Subsequent Events (Details) [Line Items]
Percentage of diluted basis	21.00%
Related party plan [Member]
Subsequent Events (Details) [Line Items]
Percentage of diluted basis	96.00%